Annual Fund Operating Expenses - ProShares Equities for Rising Rates ETF - None	Sep. 28, 2020
Operating Expenses:
Management Fees	0.35%
Other Expenses	none
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.35%